N-2 - USD ($)			3 Months Ended
		Nov. 01, 2024	Aug. 31, 2024	May 31, 2024	Feb. 28, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Oct. 28, 2024
Cover [Abstract]
Entity Central Index Key		0001501103
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Virtus Stone Harbor Emerging Markets Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price) 1	1.00%
Offering Expenses Borne by the Fund (as a percentage of offering price) 2	0.25%
Dividend Reinvestment and Cash Purchase Plan Fees 3	None

1
Represents the estimated commission the Fund will pay to Foreside with respect to the common shares being sold in this offering. Pursuant to the Distribution Agreement, Foreside will be entitled to compensation of 1.00% of the gross sales price per share of common shares sold under the Distribution Agreement. Commission payments will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s common shares.

2	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s common shares.
3
There will be no brokerage charges with respect to common shares issued directly by the Fund under its dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the dividend reinvestment plan administrator to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.13%
Other Transaction Expenses [Percent]	[4]	0.25%
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (as a percentage of net assets attributable to common shares)
Management Fees 4	1.28%
Administration Fees 4	0.13%
Interest Payments on Borrowed Funds 5	1.72%
Other Expenses 6	0.21%

Total Annual Expenses:	3.34%
4
The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets (defined as the average daily value of the Fund’s total assets (including any assets attributable to any leverage used) minus the Fund’s accrued liabilities (other than Fund liabilities incurred for any leverage)) of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.

5
Assumed Borrowings (defined as amounts borrowed from banks and other financial institutions and through reverse repurchase agreements or the issuance of debt securities), in an aggregate amount of 22% of average Managed Assets for the six months ended May 31, 2024. The expenses and rates associated with leverage may vary as and when Borrowings are made.

6	Other Expenses are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[3]	1.28%
Interest Expenses on Borrowings [Percent]	[5]	1.72%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.21%
Total Annual Expenses [Percent]		3.34%
Expense Example [Table Text Block]
Expense Example
The following example illustrates the expenses that a common shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested and that the Fund’s Total Annual Expenses of 3.34% remain the same for the time periods shown. The example set forth below assumes a 5% annual rate of return. Actual annual rates of return may be greater or lesser than 5%.
The example should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown.
The following example assumes a sales load of 1.00% and estimated costs of this offering of 0.25%, to be borne by common shareholders, as a percentage of the common shares offering price:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$46	$114	$184	$371

Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		114
Expense Example, Years 1 to 5		184
Expense Example, Years 1 to 10		$ 371
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the annualized fees and expenses that an investor in the Fund’s common shares would bear, directly or indirectly. The table is based on the Fund’s capital structure as of May 31, 2024.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s common shares.
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets (defined as the average daily value of the Fund’s total assets (including any assets attributable to any leverage used) minus the Fund’s accrued liabilities (other than Fund liabilities incurred for any leverage)) of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Use of Proceeds	The Fund intends to use the net proceeds of the offering to make investments in accordance with the Fund’s investment objective and policies, as stated in the accompanying prospectus, as appropriate investment opportunities are identified. It is currently anticipated that the Fund will be able to invest substantially all the net proceeds in accordance with its investment objective and policies within 14 days but not later than 30 days of receipt by the Fund. Pending such investment, the net proceeds will be held in high quality short-term money market instruments. Adverse market conditions could cause certain investments to be made after 30 days but no later than 90 days. For more information, see “Use of Proceeds” in this Prospectus Supplement.

Risk Factors [Table Text Block]
Risk Factors	Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Please refer to the “Risk Factors” section of the accompanying prospectus, which is incorporated by reference herein, for a discussion of the risks of investing in the Fund.

Risk [Text Block]		Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Please refer to the “Risk Factors” section of the accompanying prospectus, which is incorporated by reference herein, for a discussion of the risks of investing in the Fund.
Share Price [Table Text Block]
The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per common share and the net asset value and the premium or discount from net asset value per share at which the common shares were trading, expressed as a percentage of net asset value, at each of the high and low closing sale prices provided.

Fiscal Quarter	Market Price		Net Asset Value per Common Share on Date of Market Price High and Low (1)		Premium/(Discount) on Date of Market Price High and Low (2)
	High	Low	High	Low	High	Low
August 31, 2024	$5.68	$5.11	$4.56	$4.53	24.56%	12.80%
May 31, 2024	$5.67	$4.81	$4.71	$4.59	20.38%	4.79%
February 28, 2024	$4.81	$4.23	$4.55	$4.44	5.71%	(4.73%)
November 30, 2023	$4.83	$3.60	$4.22	$4.26	14.45%	(15.49%)
August 31, 2023	$4.95	$4.00	$4.36	$4.01	13.53%	(0.25%)
May 31, 2023	$5.03	$3.97	$4.35	$3.99	15.63%	(0.50%)
February 28, 2023	$5.51	$4.07	$4.62	$4.22	19.26%	(3.55%)
November 30, 2022	$4.44	$3.49	$4.17	$3.56	6.47%	(1.97%)
August 31, 2022	$5.74	$4.15	$5.07	$3.68	13.21%	12.77%
May 31, 2022	$6.63	$5.10	$5.59	$4.91	18.60%	3.87%
February 28, 2022	$6.84	$6.00	$6.28	$5.64	8.92%	6.38%
On September 30, 2024, the last reported net asset value per share of our common shares was $4.77 and the last reported sales price per share of our common shares on the NYSE was $5.24, representing a premium to net asset value of 9.85%.

Lowest Price or Bid			$ 5.11	$ 4.81	$ 4.23	$ 3.6	$ 4	$ 3.97	$ 4.07	$ 3.49	$ 4.15	$ 5.1	$ 6
Highest Price or Bid			5.68	5.67	4.81	4.83	4.95	5.03	5.51	4.44	5.74	6.63	6.84
Lowest Price or Bid, NAV			4.53	4.59	4.44	4.26	4.01	3.99	4.22	3.56	3.68	4.91	5.64
Highest Price or Bid, NAV			$ 4.56	$ 4.71	$ 4.55	$ 4.22	$ 4.36	$ 4.35	$ 4.62	$ 4.17	$ 5.07	$ 5.59	$ 6.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]			24.56%	20.38%	5.71%	14.45%	13.53%	15.63%	19.26%	6.47%	13.21%	18.60%	8.92%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			12.80%	4.79%	(4.73%)	(15.49%)	(0.25%)	(0.50%)	(3.55%)	(1.97%)	12.77%	3.87%	6.38%
Share Price														$ 5.24
NAV Per Share														$ 4.77
Latest Premium (Discount) to NAV [Percent]		9.85%
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		44,222,919

[1]	Represents the estimated commission the Fund will pay to Foreside with respect to the common shares being sold in this offering. Pursuant to the Distribution Agreement, Foreside will be entitled to compensation of 1.00% of the gross sales price per share of common shares sold under the Distribution Agreement. Commission payments will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s common shares.
[2]	There will be no brokerage charges with respect to common shares issued directly by the Fund under its dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the dividend reinvestment plan administrator to sell your common shares held in a dividend reinvestment account.
[3]	The contractual management fee and administration fee are asset-based fees calculated using the average daily Managed Assets (defined as the average daily value of the Fund’s total assets (including any assets attributable to any leverage used) minus the Fund’s accrued liabilities (other than Fund liabilities incurred for any leverage)) of the Fund. The calculation reflects the Fund’s use of leverage during the period. The management fee cannot exceed 1.50% of the Fund’s net assets.
[4]	Offering expenses payable by the Fund will reduce the net proceeds from this offering and will be indirectly borne by all holders of the Fund’s common shares.
[5]	Assumed Borrowings (defined as amounts borrowed from banks and other financial institutions and through reverse repurchase agreements or the issuance of debt securities), in an aggregate amount of 22% of average Managed Assets for the six months ended May 31, 2024. The expenses and rates associated with leverage may vary as and when Borrowings are made.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.